FINANCIAL INSTRUMENTS Schedule of warrant liability measured at fair value (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 1,360
Fair value adjustment-warrant liability	2,007	3,235
End balance	1,239	1,360
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance (in shares)	3,171,000
Beginning balance	1,360
Fair value adjustment-warrant liability	(93)
Exercise of warrants (in shares)	(1,082,250)
Exercise Of Warrants	(664)
End balance (in shares)	2,088,750
End balance	$ 603